Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2022
Land Use Right [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Intangible assets, net	32 years
Land Use Right [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Intangible assets, net	50 years
Licensed Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Intangible assets, net	5 years